Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (913)	$ 990	$ 773
Cash flow hedging instruments:
Change in unrealized gains and losses	53	(76)	(93)
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	47	(37)	148
Other comprehensive income (loss)	100	(113)	55
Comprehensive income (loss)	$ (813)	$ 877	$ 828